CONCENTRATIONS (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Prepaid and other current assets Credit risk Company A CNY	Dec. 31, 2012 Prepaid and other current assets Credit risk Company A CNY	Dec. 31, 2013 Prepaid and other current assets Credit risk Company B CNY	Dec. 31, 2012 Prepaid and other current assets Credit risk Company B CNY	Dec. 31, 2013 Other non-current assets Credit risk Company C CNY	Dec. 31, 2012 Other non-current assets Credit risk Company C CNY	Dec. 31, 2013 Other non-current assets Credit risk Company D CNY	Dec. 31, 2012 Other non-current assets Credit risk Company D CNY	Dec. 31, 2013 Other non-current assets Credit risk Company E CNY	Dec. 31, 2012 Other non-current assets Credit risk Company E CNY	Dec. 31, 2012 Other non-current assets Credit risk Company F CNY	Dec. 31, 2012 Consideration receivable Credit risk Company G CNY	Dec. 31, 2013 Consideration receivable Credit risk Company H CNY	Dec. 31, 2013 Consideration receivable Credit risk Company I CNY
CONCENTRATIONS
Concentration risk (as a percent)				21.00%	24.00%	15.00%	11.00%	65.00%	46.00%	17.00%	13.00%	11.00%	10.00%	27.00%	100.00%	58.00%	35.00%
Prepaid and other current assets	$ 39,572	239,556	317,735	49,800	75,100	35,000	35,000
Other non-current assets	30,355	183,763	238,707					119,864	109,993	30,900	30,900	19,559	22,842	65,609
Consideration receivable															13,800	110,000	67,066